Inventories	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	March 31,	December 31,
	2019	2018
	U.S. $ in thousands
Finished goods	$66,184	$61,391
Work-in-process	2,437	2,616
Raw materials	63,110	59,517
	131,731	123,524